Recent Accounting Pronouncements (Details) $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Non-Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding borrowings under the revolving credit facility	$ 542	$ 734	$ 572	$ 723